Other Commitments with Third Parties and Other Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other Commitments with Third Parties and Other Contingent Liabilities
Schedule of Group's raw material purchase commitments	Details of the Group’s raw material purchase commitments at 31 December 2021 are as follows:

Thousands of Euros
2022	90,413
2023	78,909
2024	72,103
2025	1,116
2026	651
More than 5 years	—